Shareholders' Equity - Fair Value Assumptions of Stock Options Granted to Employees (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	63.30%	53.10%
Risk-free interest rate	2.90%	0.71%
Dividend yield	0.00%	0.00%
Average expected term	3 years 7 months 24 days	4 years 1 month 24 days